CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (6,010,734)	$ (2,135,573)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	302,952	21,200
Receivable collateral valuation service	502,315
Amortization of debt issuance costs	266,473
Gain on disposal of property and equipment	(5,879)
Depreciation and amortization	397,923	264,082
Loss on settlement of accrued interest	3,339
Issuance of convertible notes in exchange for service rendered	38,175	22,000
Stock-based compensation	347,657
Common shares and warrants issued for services rendered	113,000
Changes in operating assets and libilities, net of effects of acquisition:
Accounts receivable	(17,415)	196,229
Accounts receivable, secured-related party		7,376
Prepaid expenses	(89,055)	(97,474)
Other current assets	(72,438)	(210)
Other assets	(18,622)
Accounts payable	(865,405)	780,703
Accrued expenses	398,941	(98,588)
Deferred rent	(4,291)	(2,324)
Deferred revenue	240,703	(54,510)
Other current liabilities	69,000
Net cash used in operating activities	(4,403,361)	(1,097,089)
Cash flow from investing activities:
Cash acquired as part of merger	337	3,200
Purchases of property and equipment	(479,846)	(1,060,887)
Purchases of courseware	(25,300)	(54,090)
Increase in restricted cash	(264,992)
Advances to officer for note receivable		(388,210)
Proceeds received from officer loan repayment	150,000	238,210
Net cash used in investing activities	(619,801)	(1,261,777)
Cash flows from financing activities:
Proceeds from (repayments on) line of credit, net	16,785	(10,284)
Proceeds from issuance of common shares and warrants, net	3,025,236
Principal payment on note payable		(30,871)
Proceeds received from issuance of convertible notes and warrants	1,706,000	255,000
Proceeds from related party for convertible notes	600,000	73,000
Disbursemenents for debt issuance costs	(266,473)
Proceeds from issuance of Series A, D and E preferred stock		3,469,985
Payments for stockholder rescissions		(165,000)
Proceeds from note payable	22,000
Disbursements to purchase treasury shares	(202,000)	(761,200)
Net cash provided by financing activities	4,901,548	2,830,630
Net increase (decrease) in cash and cash equivalents	(121,614)	471,764
Cash and cash equivalents at beginning of year	766,602	294,838
Cash and cash equivalents at end of year	644,988	766,602
Supplemental disclosure of cash flow information:
Cash paid for interest	273,718	34,804
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares	3,469,985
Conversion of convertible notes payable into common shares	1,775,825
Issuance of stock options to officers to settle accrued payroll	238,562
Conversion of loans payable to convertible notes payable	200,000
Issuance of common shares and warrants to settle accrued interest	70,654
Issuance of stock options to officers to settle note payable	22,000
Liabilities assumed in recapitalization	21,206
Settlement of notes payable by disposal of property and equipment	15,151
Issuance of convertible notes payable to pay accounts payable	11,650
Conversion of convertible notes payable into Preferred Series B shares		$ 350,000